Related Parties and Others - Details of Significant Financing Transactions with Related Parties (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
WooRee E&L Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Loans	₩ 878